Financial Statement Details	12 Months Ended
Dec. 31, 2010
Financial Statement Details [Abstract]
Financial Statement Details

Note 4—Financial Statement Details

Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following:

	December 31,
($ in thousands)	2010	2009
Prepaid income taxes	$1,243	$26,512
Other	4,246	3,047

	$5,489	$29,559

Allowance for Doubtful Accounts

Allowance for doubtful accounts activity consisted of the following:

	Successor		Predecessor
($ in thousands)	Year ended December 31, 2010	Period from July 17 to December 31, 2009	Period from January 1 to August 24, 2009	Year ended December 31, 2008
Balance, beginning of period	$129	$—	$1,566	$2,290
Provision	776	126	540	1,225
Write-offs	(12)	—	(683)	(1,961)
Recoveries	50	3	24	12

Balance, end of period	$943	$129	$1,447	$1,566

Furniture, Fixtures and Equipment

Furniture, fixtures and equipment consisted of the following:

	December 31,
	2010	2009
($ in thousands)
Furniture and fixtures	$493	$283
Computers and software	7,471	2,403
Equipment	166	152
Leasehold improvements	988	161

	9,118	2,999
Less accumulated depreciation	(2,797)	(330)

	$6,321	$2,669

Depreciation expense was approximately $2.5 million (Successor), $330,000 (Successor), $1.4 million (Predecessor) and $1.2 million (Predecessor), for the year ended December 31, 2010, the period from July 17, 2009 to December 31, 2009, the period from January 1, 2009 to August 24, 2009 and the year ended December 31, 2008, respectively.

The net book value of equipment recorded under capital leases was approximately $102,000 and $112,000 at December 31, 2010 and 2009, respectively.

Intangible Assets

Intangible assets consisted of the following at December 31, 2010:

($ in thousands)	Cost	Accumulated Amortization	Net	Weighted Average Amortization Period Years
Trademarks and URLs	$178,823	$(8,289)	$170,534	20.6
Customer relationships	202,390	(21,728)	180,662	8.8
Agent/vendor relationships	10,490	(8,944)	1,546	1.5
Developed technologies	16,100	(3,097)	13,003	4.7

	$407,803	$(42,058)	$365,745	13.6

Intangible assets consisted of the following at December 31, 2009:

				Weighted Average
		Accumulated		Amortization Period
($ in thousands)	Cost	Amortization	Net	Years
Trademarks and URLs	$99,131	$(1,528)	$97,603	23.0
Customer relationships	115,200	(4,521)	110,679	9.1
Affiliate network relationships	10,400	(2,875)	7,525	1.4
Developed technologies	9,100	(535)	8,565	6.0

	$233,831	$(9,459)	$224,372	14.5

Amortization expense was approximately $32.7 million (Successor), $9.5 million (Successor), $6.9 million (Predecessor) and $8.0 million (Predecessor), for the year ended December 31, 2010, the period from July 17, 2009 to December 31, 2009, the period from January 1, 2009 to August 24, 2009 and the year ended December 31, 2008, respectively.

Future amortization expense as of December 31, 2010 is expected to be:

($ in thousands)	Amortization Expense
Year Ending December 31,
2011	$37,683
2012	36,227
2013	35,181
2014	33,894
2015	33,356
Thereafter	189,404

Total expected amortization expense of intangible assets	$365,745

Goodwill

Goodwill activity consisted of the following:

($ in thousands)	Successor
Balance, December 31, 2009	$349,749
Acquisition of Bargaineering.com	290
Acquisition of InsuranceQuotes.com	65
Acquisition of Netquote Holdings, Inc.	133,184
Acquisition of Creditcards.com, Inc.	75,795
Acquisition of InfoTrak	285
Disposal of Savingforcollege.com	(200)

Balance, December 31, 2010	$559,168

In association with the sale of Savingforcollege.com during the year ended December 31, 2010 (Successor), we wrote off $200,000 of goodwill that was attributable to Savingforcollege.com. In association with the Bankrate Acquisition, we recorded goodwill of $349,749 during the Successor period of July 17, 2009 through December 31, 2009. There was a $30,000 increase in the carrying value of goodwill ($101,856,000 to $101,886,000) during the Predecessor period of January 1, 2009 through August 24, 2009.

Accrued Expenses

Accrued expenses consisted of the following:

	December 31,
($ in thousands)	2010	2009
Accrued payroll and related benefits	$6,743	$998
Accrued vacation	675	588
Sales commissions	424	424
Marketing	2,210	435
Due to distribution partners	1,286	1,169
Advisory fees—related parties	—	1,390
Professional fees	590	292
Deferred rent	607	637
Legal fees	961	532
Transaction related costs	824	—
Restructuring expenses	369	—
Franchise taxes	336	—
Legal settlements	—	2,000
Income taxes	995	—
Other	1,123	457

	$17,143	$8,922

The increase in accrued payroll and related benefits is due to bonuses accrued under the Management Incentive Plan during 2010.